Investment Securities	6 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Investment Securities
Note 5 — Investment Securities

At March 31, 2012, September 30, 2011 and 2010, the Company's mortgage-backed securities consisted solely of securities backed by residential mortgage loans. The Company held no mortgage-backed securities backed by commercial mortgage loans at these dates.

Investment securities available for sale at March 31, 2012, and at September 30, 2011 and 2010 consisted of the following:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Unaudited)
	(Dollars in thousands)
U.S. government obligations	$4,999	$6	$—	$5,005
U.S. government agencies	22,872	135	(30)	22,977
FHLB notes	1,694	5	—	1,699
State and municipal obligations	2,624	28	(46)	2,606
Single issuer trust preferred security	1,000	—	(242)	758
Corporate debt securities	1,502	30	—	1,532
	34,691	204	(318)	34,577
Mortgage-backed securities:
FNMA:
Adjustable-rate	1,406	75	—	1,481
Fixed-rate	697	47	—	744
FHLMC:
Adjustable-rate	556	23	—	579
GNMA, adjustable-rate	140	3	—	143
CMO, fixed-rate	43,522	655	—	44,177
	46,321	803	—	47,124
	$81,012	$1,007	$(318)	$81,701

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. government obligations	$4,998	$12	$—	$5,010
U.S. government agencies	23,874	98	(26)	23,946
FHLB notes	4,498	5	(7)	4,496
State and municipal obligations	952	31	(20)	963
Single issuer trust preferred security	1,000	—	(210)	790
Corporate debt securities	2,185	29	—	2,214
	37,507	175	(263)	37,419
Mortgage-backed securities:
FNMA:
Adjustable-rate	2,500	135	—	2,635
Fixed-rate	897	57	—	954
FHLMC:
Adjustable-rate	643	21	—	664
Fixed-rate	325	27	—	352
GNMA, adjustable-rate	147	4	—	151
CMO, fixed-rate	31,838	425	(49)	32,214
	36,350	669	(49)	36,970
	$73,857	$844	$(312)	$74,389

	September 30, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. government obligations	$4,997	$—	$—	$4,997
U.S. government agencies	12,706	41	(2)	12,745
FHLB notes	2,999	10	—	3,009
State and municipal obligations	1,199	26	(18)	1,207
Single issuer trust preferred security	1,000	—	(241)	759
Corporate debt securities	1,451	25	(1)	1,475
	24,352	102	(262)	24,192
Mortgage-backed securities:
FNMA:
Adjustable-rate	3,329	159	—	3,488
Fixed-rate	1,479	60	—	1,539
FHLMC:
Adjustable-rate	849	24	—	873
Fixed-rate	475	37	—	512
GNMA, adjustable-rate	165	4	—	169
CMO, fixed-rate	9,798	179	(31)	9,946
	16,095	463	(31)	16,527
	$40,447	$565	$(293)	$40,719

Proceeds from sales of securities available for sale during the first six months of fiscal 2012 were $19.0 million (unaudited). Gross gains of $623,000 (unaudited) were realized on these sales. There were no sales of investments during fiscal 2011. Proceeds from sales of securities available for sale during fiscal 2010 were $192,000. Gross losses of $13,000 were realized on these sales. Proceeds from sales of securities available for sale during fiscal 2009 were $1.2 million. Gross gains of $29,000 were realized on these sales.

Investment securities held to maturity at March 31, 2012, September 30, 2011 and 2010 consisted of the following:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Unaudited)
	(Dollars in thousands)
Mortgage-backed securities:
GNMA, adjustable-rate	$214	$7	$—	$221
GNMA, fixed-rate	1	—	—	1
FNMA, fixed-rate	481	43	—	524
	$696	$50	$—	$746

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Mortgage-backed securities:
GNMA, adjustable-rate	$231	$9	$—	$240
GNMA, fixed-rate	1	—	—	1
FNMA, fixed-rate	3,565	218	—	3,783
	$3,797	$227	$—	$4,024

	September 30, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Mortgage-backed securities:
GNMA, adjustable-rate	$265	$9	$—	$274
GNMA, fixed-rate	1	—	—	1
FNMA, fixed-rate	4,450	200	—	4,650
	$4,716	$209	$—	$4,925

The following tables summarize the aggregate investments at March 31, 2012, and at September 30, 2011 and 2010 that were in an unrealized loss position.

	March 31, 2012
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Unaudited)
	(Dollars in thousands)
Investment Securities Available for Sale:
U.S. government agencies	$3,970	$(30)	$—	$—	$3,970	$(30)
State and municipal obligations	964	(46)	—	—	964	(46)
Single issuer trust preferred security	—	—	758	(242)	758	(242)
	$4,934	$(76)	$758	$(242)	$5,692	$(318)

	September 30, 2011
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Investment Securities Available for Sale:
U.S. government agencies	$6,971	$(26)	$—	$—	$6,971	$(26)
FHLB notes	994	(5)	997	(2)	1,991	(7)
State and municipal obligations	20	(20)	—	—	20	(20)
Single issuer trust preferred security	—	—	790	(210)	790	(210)
Mortgage-backed securities:
CMO, fixed-rate	6,077	(49)	—	—	6,077	(49)
	$14,062	$(100)	$1,787	$(212)	$15,849	$(312)

	September 30, 2010
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Investment Securities Available for Sale:
U.S. government agencies	$1,996	$(2)	$—	$—	$1,996	$(2)
State and municipal obligations	—	—	27	(18)	27	(18)
Single issuer trust preferred security	—	—	759	(241)	759	(241)
Corporate debt security	499	(1)	—	—	499	(1)
Mortgage-backed securities:
CMO, fixed-rate	967	(31)	—	—	967	(31)
	$3,462	$(34)	$786	$(259)	$4,248	$(293)

The Company had no securities classified as held to maturity which were in an unrealized loss position at March 31, 2012 (unaudited), September 30, 2011 and 2010.

As of March 31, 2012, the estimated fair value of the securities disclosed above was primarily dependent upon the movement in market interest rates particularly given the negligible inherent credit risk associated with these securities. These investment securities are comprised of securities that are rated investment grade by at least one bond credit rating service. Although the fair value will fluctuate as market interest rates move, management believes that these fair values will recover as the underlying portfolios mature and are reinvested in market rate yielding investments. As of March 31, 2012, the Company's investment securities that were in an unrealized loss position, all of which securities were available for sale, consisted of five (unaudited) U.S. government agency securities, five (unaudited) tax-free municipal bonds and one (unaudited) single issuer trust preferred security. The Company does not intend to sell and expects that it is not more likely not that it will be required to sell these securities until such time as the value recovers or the securities mature. Management does not believe any individual unrealized loss as of March 31, 2012 represents other-than-temporary impairment.

At March 31, 2012, the gross unrealized loss of the single issuer trust preferred security increased by $32,000 (unaudited) from an unrealized loss at September 30, 2011 of $210,000 to an unrealized loss of $242,000 (unaudited) as of March 31, 2012. At September 30, 2011, the gross unrealized loss of the single issuer trust preferred security improved by $31,000 from an unrealized loss at September 30, 2010 of $241,000 to an unrealized loss of $210,000 as of September 30, 2011. The historic changes in the economy and interest rates have caused the pricing of agency securities, mortgage-backed securities, and trust preferred securities to widen dramatically over U.S. Treasury securities into fiscal 2012, but overall trends have stabilized within the market. Management will continue to monitor the performance of this security and the markets to determine the true economic value of this security.

At March 31, 2012 (unaudited), September 30, 2011 and 2010 the Company had no securities pledged to secure public deposits.

The amortized cost and fair value of debt securities by contractual maturity at March 31, 2012, and at September 30, 2011 follows:

	March 31, 2012
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Unaudited)
	(Dollars in thousands)
Within 1 year	$18,682	$18,493	$—	$—
Over 1 year through 5 years	9,199	9,349	—	—
After 5 years through 10 years	5,345	5,295	—	—
Over 10 years	1,465	1,440	—	—
	34,691	34,577	—	—
Mortgage-backed securities	46,321	47,124	696	746
	$81,012	$81,701	$696	$746

	September 30, 2011
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)
Within 1 year	$23,316	$23,161	$—	$—
Over 1 year through 5 years	13,197	13,286	—	—
After 5 years through 10 years	(5)	(25)	—	—
Over 10 years	999	997	—	—
	37,507	37,419	—	—
Mortgage-backed securities	36,350	36,970	3,797	4,024
	$73,857	$74,389	$3,797	$4,024